Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001006415
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary) | THE HARTFORD BALANCED ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HARTFORD MODERATE ALLOCATION FUND
Supplement Text Block	ck0001006415_SupplementTextBlock

SUPPLEMENT

DATED MARCH 1, 2014 TO

HARTFORD MODERATE ALLOCATION FUND

PROSPECTUS DATED MARCH 1, 2014

AND SUMMARY PROSPECTUS DATED MARCH 1, 2014

The above referenced Prospectus and Summary Prospectus reflect the change in name of The Hartford Balanced Allocation Fund to Hartford Moderate Allocation Fund, which will occur on or about May 30, 2014.

Accordingly, until on or about May 30, 2014, all references to Hartford Moderate Allocation Fund in the Prospectus and Summary Prospectus shall be replaced with references to The Hartford Balanced Allocation Fund.

Supplement Closing	ck0001006415_SupplementClosingTextBlock	This Supplement should be retained with your Prospectus for future reference.